Sep. 08, 2015
Virtus Alternative Total Solution Fund
Virtus Alternative Total Solution Fund

Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated November 25, 2015 to the Summary and

Statutory Prospectuses dated September 8, 2015

Important Notice to Investors

Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high-yield/high-risk fixed income securities (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities. The strategies may also tactically invest (both long and short) in foreign currencies.

Investors should retain this supplement with the Prospectuses for future reference.